Interest Income (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Summary of interest income

	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)

Interest income
Bank deposits	$3,372.1	$1,339.5
Financial assets at FVTPL	1.7	—
Financial assets at FVTOCI	1,704.9	1,175.5
Financial assets at amortized cost	388.7	374.6

	$5,467.4	$2,889.6